DECS TRUST V





Annual Report
December 31, 2000







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  5 Penn Plaza
  New York, New York 10001

SUMMARY INFORMATION
--------------------------------------------------------------------------------

DECS Trust V is a Delaware business trust that is registered as a closed-end management investment company under the Investment Company Act. The trust was formed in 1999 for the purpose of issuing the DECS and carrying out the transactions described below and will terminate on August 15, 2002 or on a date shortly afterward (referred to below as the "exchange date"). The DECS are securities that represent all of the beneficial interest in the trust's assets.

The trust issued and sold 5,000,000 DECS in August 1999 at a price of $19.125 per DECS and used the net proceeds to purchase a fixed portfolio comprised of a series of zero- coupon U.S. Treasury securities maturing quarterly during the term of the trust and prepaid forward purchase contracts with four entities holding common stock of Crown Castle International Corp. (the "sellers"). The DECS are designed to provide investors with a higher current yield than they could obtain by owning Crown Castle common stock (Crown Castle currently does not pay dividends on its common stock), while at the same time giving them a chance to share in the increased value of Crown Castle common stock if its price goes up.

The trust is required to make a quarterly cash distribution of $0.3466 per DECS on each February 15, May 15, August 15 and November 15, representing the pro rata portion of maturing Treasury STRIPS held by the trust. The last cash distribution from the assets of the trust will be made on August 15, 2002, at which time all of the Treasury securities held by the trust will have matured. On the exchange date the trust will be required to distribute to holders of DECS between 0.84736 and 1.0 shares of Crown Castle common stock for each DECS owned. The number of shares will be adjusted if Crown Castle splits its stock, pays a stock dividend, issues warrants or distributes certain types of assets or if certain other events occur. The trust will not deliver fractions of a share of Crown Castle common stock. Holders who would receive a fraction of a share of Crown Castle common stock (based on all DECS owned), will instead receive the cash value of the fraction.

If, at the exchange date, the average closing price of the Crown Castle common stock for the 20 trading days immediately preceding the exchange date (the "exchange price") is greater than $22.57, the trust will be obligated to deliver
0.84736 shares of Crown Castle common stock per DECS; if the exchange price is greater than $19.125 and less than or equal to $22.57, the trust will be obligated to deliver a fraction of a share of Crown Castle common stock having a value at the exchange price equal to $19.125; and if the exchange price is less than or equal to $19.125, the trust will be obligated to deliver one share of Crown Castle common stock per DECS regardless of the market price of the common stock. Thus, if the exchange price of the Crown Castle common stock on the exchange date is above $22.57, the investor will receive 84.736% of the appreciation in market value of Crown Castle common stock above $22.57. If the exchange price is greater than $19.125 but less than or equal to $22.57, the investor will receive none of the appreciation in market value, and if the exchange price is $19.125 or less, the investor will realize the entire loss on the decline in market value of the Crown Castle common stock.

Under their prepaid forward purchase contracts with the trust, each seller has the option to deliver cash to the trust instead of shares of Crown Castle common stock. If a seller decides to deliver cash, holders of DECS will receive the cash value of the Crown Castle common stock they would have received under that seller's contract instead of the shares themselves. In addition, each seller may elect to deliver cash instead of Crown Castle common stock by completing an offering of securities to refinance the DECS (a "rollover offering"). If a seller decides to make a rollover offering, it may extend the exchange date under its prepaid forward purchase contract to November 15, 2002. Any sellers that have elected to extend the exchange date to November 15, 2002 also have the option of later accelerating the exchange date to between August 15, 2002 and November 15, 2002. The sellers must deliver the cash due under their prepaid forward purchase contracts, together with an additional amount of cash to be distributed as an additional distribution to the holders of the DECS in respect of the period between August 15, 2002 and the exchange date as so extended or accelerated, by the fifth business day after the extended or accelerated exchange date.

This is only a summary of certain provisions and features of the DECS and is not a complete statement of their terms. For a more complete description of the terms of these securities, you should refer to the trust's prospectus dated August 6, 1999. A copy of this prospectus may be found in the Securities and Exchange Commission's Electronic Data Gathering, Analysis and Retrieval (EDGAR) system at http://www.sec.gov.

PRICEWATERHOUSECOOPERS [LOGO]
--------------------------------------------------------------------------------
                                                     PricewaterhouseCoopers LLP
                                                     1177 Avenue of the Americas
                                                     New York NY 10036
                                                     Telephone (646) 471 4000
                                                     Facsimile (646) 471 4100


                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
DECS Trust V

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DECS Trust V (the "Trust") at December 31, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period August 11, 1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
New York, New York
February 22, 2002

DECS Trust V                                                                   4
Statement of Assets and Liabilities
December 31, 2000
--------------------------------------------------------------------------------

ASSETS

Investments, at value (cost $84,923,693)                           $ 124,488,314
Cash                                                                       3,946
Prepaid expenses                                                         127,565
                                                                   -------------

        TOTAL ASSETS                                                 124,619,825
                                                                   -------------

LIABILITIES

Unearned expense reimbursement                                           127,565
                                                                   -------------

        TOTAL LIABILITIES                                                127,565
                                                                   -------------

        NET ASSETS                                                 $ 124,492,260
                                                                   =============

COMPOSITION OF NET ASSETS

DECS, no par value;
  5,000,006 shares issued and outstanding (Note 9)                 $  84,927,639
Unrealized appreciation of investments                                39,564,621
                                                                   -------------

        NET ASSETS                                                 $ 124,492,260
                                                                   =============
        NET ASSET VALUE PER DECS
          ($124,492,260/5,000,006 shares outstanding)              $       24.90
                                                                   =============




   The accompanying notes are an integral part of these financial statements.

DECS Trust V                                                                                        5
Schedule of Investments
December 31, 2000
-----------------------------------------------------------------------------------------------------

                                            Par          Maturity                             Market
Securities Description                     Value           Date             Cost              Value
----------------------                     -----           ----             ----              -----

UNITED STATES GOVERNMENT SECURITIES

United States Treasury Strips          $  1,734,000      02/15/01      $  1,722,109     $   1,724,289
United States Treasury Strips             1,734,000      05/15/01         1,698,707         1,698,800
United States Treasury Strips             1,734,000      08/15/01         1,674,817         1,676,561
United States Treasury Strips             1,734,000      11/15/01         1,650,919         1,653,872
United States Treasury Strips             1,734,000      02/15/02         1,626,699         1,641,630
United States Treasury Strips             1,734,000      05/15/02         1,603,411         1,618,828
United States Treasury Strips             1,734,000      08/15/02         1,579,320         1,599,199
                                       ------------                    ------------     -------------

                                       $ 12,138,000                      11,555,982        11,613,179
                                       ============

FORWARD PURCHASE CONTRACT
  5,000,000 shares of Crown Castle
    Common Stock                                                         73,367,711       112,875,135
                                                                       ------------     -------------

        TOTAL                                                          $ 84,923,693     $ 124,488,314
                                                                       ============     =============

   The accompanying notes are an integral part of these financial statements.

DECS TRUST V                                                                                    6
Statement of Operations
For the year ended December 31, 2000
-------------------------------------------------------------------------------------------------

INTEREST INCOME                                                                     $     814,288

EXPENSES
   Administrative fees and expenses                                   $  38,229
   Legal fees                                                             6,649
   Audit fees                                                            25,000
   Trustees' fees                                                        11,967
   Other expenses                                                         6,565
                                                                      ---------

            TOTAL FEES AND EXPENSES                                      88,410

Expense reimbursement                                                   (88,410)
                                                                      ---------


            TOTAL EXPENSES - NET                                                                -
                                                                                    -------------

            NET INVESTMENT INCOME                                                         814,288

            NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                      (13,164,200)
                                                                                    -------------

            NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $ (12,349,912)
                                                                                    =============



   The accompanying notes are an integral part of these financial statements.

DECS TRUST V                                                                                           7
Statements of Changes in Net Assets
--------------------------------------------------------------------------------------------------------

                                                                                            For the
                                                                                             period
                                                                                        August 11, 1999
                                                                                         (commencement
                                                                       For the           of operations)
                                                                     year ended             through
                                                                  December 31, 2000    December 31, 1999
                                                                  -----------------    -----------------

OPERATIONS:
   Net investment income                                           $     814,288         $     395,405
   Net change in unrealized appreciation of investments              (13,164,200)           52,728,821
                                                                   -------------         -------------

       NET INCREASE IN NET ASSETS FROM OPERATIONS                    (12,349,912)           53,124,226
                                                                   -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                (814,288)             (395,405)
   Return of capital                                                  (6,118,630)           (1,414,831)
                                                                   -------------         -------------
       TOTAL DISTRIBUTIONS                                            (6,932,918)           (1,810,236)
                                                                   -------------         -------------
CAPITAL SHARES TRANSACTION (NOTE 9):
   Gross proceeds from the sale of 5,000,0000 DECs                             -            95,625,000
     Less: Selling commissions and offering expenses                           -            (3,164,000)
                                                                   -------------         -------------
       NET INCREASE IN NET ASSETS FROM
         CAPITAL SHARES TRANSACTIONS                                           -            92,461,000
                                                                   -------------         -------------
       NET (DECREASE) INCREASE IN NET
         ASSETS FOR THE PERIOD                                       (19,282,830)          143,774,990

       NET ASSETS, BEGINNING OF PERIOD                               143,775,090                   100
                                                                   -------------         -------------
       NET ASSETS, END OF PERIOD                                   $ 124,492,260         $ 143,775,090
                                                                   =============         =============



   The accompanying notes are an integral part of these financial statements.

DECS TRUST V                                                                   8
Notes to Financial Statements
December 31, 2000
--------------------------------------------------------------------------------

1.   ORGANIZATION

     DECS Trust V ("Trust") was established on April 22, 1999 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In August 1999, the Trust sold DECS (each, a "DECS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and to pay the purchase price for forward purchase contracts for shares of Crown Castle Common Stock ("Company") from four existing stockholders (the "Sellers") of the Company. Each DECS represents between
     0.84736 and 1.00 shares of Crown Castle Common Stock. The stock, or its cash equivalent, is deliverable pursuant to the contract on August 15, 2002 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with accounting principles generally accepted in the United States of America.

     VALUATION OF INVESTMENTS
     The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto, or if such bid quotations are not available, as determined in good faith by the Trustees.

     INVESTMENT TRANSACTIONS
     Securities transactions are accounted for on a trade date basis. Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

     USE OF ESTIMATES
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   Distributions

     DECS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.3866 per annum or $.34665 per quarter (except for the first distribution on November 15, 1999 which was $.36205). For the period ended December 31, 2000, the total distribution to shareholders is $6,932,918. The distribution includes return of capital and net investment income of $6,118,630 and $814,288, respectively.

DECS TRUST V                                                                   9
Notes to Financial Statements
December 31, 2000
--------------------------------------------------------------------------------

4.   PURCHASES AND SALES ON INVESTMENTS

     Maturities of U.S. Treasury Strips for the year ended December 31, 2000 totaled $6,936,000; there were no other purchases or sales of investments during the year.

5.   TRUSTEES FEES

     Each of the three Trustees has been paid a one-time, up front fee of $10,800 for the services during the life of the Trust. The Managing Trustee has been paid an additional one-time, upfront fee of $3,600 for serving in such capacity. The total prepaid fees of $36,000 have been paid by the Trust's Sponsor.

6.   INCOME TAXES

     The Trust is treated as a Grantor Trust for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 2000, net unrealized appreciation of investments, based on cost for Federal income tax purposes of $84,923,693, aggregated $39,564,621, consisting of gross unrealized appreciation and depreciation of investments of $39,564,621, and $0, respectively.

7.   EXPENSES

     The Trust's Sponsor has paid each of the Administrator, the Custodian and the Paying Agent, and each Trustee, at the closing of the offering of the DECS a one-time, up-front amount, and, in the case of the Administrator, anticipated expenses of the Trust over the term of the Trust. The Trust's Sponsor has agreed to pay any on-going expenses of the Trust in excess of these estimated amounts and to reimburse the Trust for any amounts it may be required to pay as indemnification to any Trustee, the Administrator, the Custodian or the Paying Agent.

8.   FORWARD PURCHASE CONTRACT

     The Trust has acquired and holds forward purchase contracts with four shareholders of Crown Castle (the "Sellers") and paid them $73,367,711 in connection therewith. Pursuant to such contract, the Sellers are obligated to deliver to the Trust a number of shares of Crown Castle Common Stock on August 15, 2002 (the "Exchange Date") so as to permit the holders of the DECS to exchange on the Exchange Date each of their DECS for between
     0.84736 and 1.00 shares, or the cash equivalent.

     Offering expenses of $314,000 were paid by the Sellers. This amount has been recorded as a reduction in the cost of the forward contract.

     The Sellers obligations under the forward purchase contracts are collateralized by shares of Crown Castle Common Stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At December 31, 2000, the Custodian held 5,000,000 shares with an aggregate value of $135,312,500.

DECS TRUST V                                                                  10
Notes to Financial Statements
December 31, 2000
--------------------------------------------------------------------------------

9.   CAPITAL SHARE TRANSACTIONS

     During the offering period, the Trust sold 5,000,000 DECS to the public and received net proceeds of $92,461,000 ($95,625,000 net of sales commissions and offering expenses of $3,164,000). As of December 31, 2000, there were 5,000,006 DECS issued and outstanding.

DECS TRUST V                                                                  11
Financial Highlights
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

                                                                                     For the period
                                                                                     August 11, 1999
                                                                                      (commencement
                                                                    For the           of operations)
                                                                  year ended             through
                                                              December 31, 2000     December 31, 1999
                                                              -----------------     -----------------


Net asset value, beginning of period                            $     28.75           $     18.55 *

INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                .16                   .08
   Unrealized (loss) gain on investments                              (2.63)                10.54
                                                                -----------           -----------
   Net (decrease) increase in net asset value                         (2.47)                10.62

LESS: DISTRIBUTIONS
   Distribution from income                                            (.16)                 (.08)
   Return of capital                                                  (1.22)                 (.28)
                                                                -----------           -----------
   Total distributions                                                (1.38)                 (.36)

CAPITAL SHARE TRANSACTIONS
   Offering costs                                                          -                 (.06)
                                                                ------------          -----------
   Ending net asset value                                       $      24.90          $     28.75
                                                                ============          ===========
    Ending market value                                         $      23.00 **       $     28.75 **
                                                                ============          ===========
Total investment return (2)                                           (15.74%)              69.65%
Ratios/Supplemental data
   Ratio of expenses to average net assets
     Before reimbursement                                                .07%                 .11% (1)
     After reimbursement                                                 .00%                 .00% (1)
   Ratio of net investment income to average net assets
     Before reimbursement                                                .54%                 .75% (1)
     After reimbursement                                                 .61%                 .85% (1)
   Net assets, end of period (in thousands)                     $    124,492          $   143,775


(1)  Annualized
(2) The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for a period of less than one year is not annualized.
*    Net proceeds less selling commissions ($0.57 per share).
**   Closing price on NASDAQ at end of year.

DECS TRUST V                                                                  12
Trustee Information
--------------------------------------------------------------------------------

DISCLOSURE OF BASIC INFORMATION ABOUT THE TRUST'S TRUSTEES

The following are the Trustees of DECS Trust V together with a brief description of their principal occupations during the past five years. Each Trustee has been elected by the Trust's Sponsor and will serve as Trustee until the termination of the Trust.


NAME, ADDRESS, AGE          POSITION HELD WITH         PRINCIPAL                  OTHER TRUSTEE POSITIONS
                            REGISTRANT AND LENGTH      OCCUPATIONS DURING
                            OF SERVICE                 PAST FIVE YEARS

Donald J. Puglisi           Managing Trustee since     Managing Director,         Equity Securities Trust I, Equity
850 Library Avenue,         1999                       Puglisi & Associates;      Securities Trust II, DECS Trust
Suite 204                                              MBNA America               IX, Estee Lauder Automatic
Newark, DE 1971 1                                      Business Professor and     Common Exchange Security
Age: 56                                                Professor of Finance,      Trust II, Express Scripts
                                                       University of Delaware     Automatic Exchange Security
                                                                                  Trust, Amdocs Automatic
                                                                                  Common Exchange Security
                                                                                  Trust.

William R. Latham, III      Trustee since 1999         Associate Professor of     Equity Securities Trust I, Equity
Department of                                          Economics, University      Securities Trust II, DECS Trust
Economics                                              of Delaware                IX, Estee Lauder Automatic
University of Delaware                                                            Common Exchange Security
Newark, DE 19716                                                                  Trust II, Express Scripts
Age: 57                                                                           Automatic Exchange Security
                                                                                  Trust, Amdocs Automatic
                                                                                  Common Exchange Security
                                                                                  Trust.

James B. O'Neill            Trustee since 1999         Professor of Economics     Equity Securities Trust I, Equity
Center for Economic                                    and Director, Center for   Securities Trust II, DECS Trust
Education and                                          Economic Education         IX, Estee Lauder Automatic
Entrepreneurship                                       and Entrepreneurship,      Common Exchange Security
University of Delaware                                 University of Delaware     Trust II, Express Scripts
Newark, DE 19716                                                                  Automatic Exchange Security
Age: 62                                                                           Trust, Amdocs Automatic
                                                                                  Common Exchange Security
                                                                                  Trust.

None of these Trustees is an interested party of the Trust as defined in the Investment Company Act of 1940.